Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 959	$ 1,291
Collectively evaluated for impairment	2,946	3,017
Acquired with deteriorated credit quality	0	0
Total ending allowance	3,905	4,308
Loans:
Individually evaluated for impairment	11,451	8,515
Collectively evaluated for impairment	284,948	308,634
Acquired with deteriorated credit quality	791	851
Total ending loan balance	297,190	318,000
Commercial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	792	1,137
Collectively evaluated for impairment	1,933	1,994
Acquired with deteriorated credit quality	0	0
Total ending allowance	2,725	3,131
Loans:
Individually evaluated for impairment	9,935	6,337
Collectively evaluated for impairment	118,539	117,682
Acquired with deteriorated credit quality	668	712
Total ending loan balance	129,142	124,731
Commercial Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	135	132
Collectively evaluated for impairment	323	269
Acquired with deteriorated credit quality	0	0
Total ending allowance	458	401
Loans:
Individually evaluated for impairment	1,473	2,125
Collectively evaluated for impairment	33,838	34,731
Acquired with deteriorated credit quality	123	139
Total ending loan balance	35,434	36,995
Mortgage Warehouse [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	508	601
Acquired with deteriorated credit quality	0	0
Total ending allowance	508	601
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	115,443	137,467
Acquired with deteriorated credit quality	0	0
Total ending loan balance	115,443	137,467
Residential Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	2
Acquired with deteriorated credit quality	0	0
Total ending allowance	0	2
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	787	1,466
Acquired with deteriorated credit quality	0	0
Total ending loan balance	787	1,466
Indirect Auto [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4	7
Acquired with deteriorated credit quality	0	0
Total ending allowance	4	7
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	508	1,154
Acquired with deteriorated credit quality	0	0
Total ending loan balance	508	1,154
Commercial: Home Equity [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	32	22
Collectively evaluated for impairment	79	108
Acquired with deteriorated credit quality	0	0
Total ending allowance	111	130
Loans:
Individually evaluated for impairment	43	53
Collectively evaluated for impairment	11,411	12,267
Acquired with deteriorated credit quality	0	0
Total ending loan balance	11,454	12,320
Consumer and Other [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	79	36
Acquired with deteriorated credit quality	0	0
Total ending allowance	79	36
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,422	3,867
Acquired with deteriorated credit quality	0	0
Total ending loan balance	4,422	3,867
Unallocated [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	20	0
Acquired with deteriorated credit quality	0	0
Total ending allowance	20	0
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Acquired with deteriorated credit quality	0	0
Total ending loan balance	$ 0	$ 0